Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues
Schedule of revenue recognized

The following schedule analyses the revenues Evotec recognized in the financial year 2022:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues
Service fees and FTE-based research payments	498,719	185,268	683,987
Material recharges	38,668	5,768	44,436
Compound access fees	1,464	1,109	2,573
Milestone fees	6,054	12,012	18,066
Licenses	1,813	573	2,386
Total	546,718	204,730	751,448
Timing of revenue recognition
At a point in time	44,722	17,780	62,502
Over a period of time	501,996	186,950	688,946
Total	546,718	204,730	751,448
Revenues by region
United States	283,755	134,550	418,305
Germany	32,765	26,130	58,895
France	22,546	9,728	32,274
United Kingdom	105,557	9,699	115,256
Rest of the world	102,095	24,623	126,718
Total	546,718	204,730	751,448

The following schedule shows the revenue in the financial year 2021:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues
Service fees and FTE-based research payments	431,184	99,570	530,754
Material recharges	34,104	1,887	35,991
Compound access fees	1,532	43	1,575
Milestone fees	4,232	45,237	49,469
Licenses	—	245	245
Total	471,052	146,982	618,034
Timing of revenue recognition
At a point in time	38,336	47,124	85,460
Over a period	432,716	99,858	532,574
Total	471,052	146,982	618,034
Revenues by region
United States	236,009	101,593	337,602
Germany	24,279	22,573	46,852
France	16,876	13,715	30,591
United Kingdom	98,735	5,905	104,640
Rest of the world	95,153	3,196	98,349
Total	471,052	146,982	618,034

The following schedule shows the revenue in the financial year 2020:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues
Service fees and FTE-based research payments	366,946	93,648	460,594
Material recharges	20,728	1,107	21,835
Compound access fees	1,361	—	1,361
Milestone fees	5,059	12,033	17,092
Licenses	—	42	42
Total	394,094	106,830	500,924
Timing of revenue recognition
At a certain time	25,787	13,140	38,927
Over a period	368,307	93,690	461,997
Total	394,094	106,830	500,924
Revenues by region
United States	189,488	58,360	247,848
Germany	19,529	24,792	44,321
France	21,499	15,561	37,060
United Kingdom	89,258	4,729	93,987
Rest of the world	74,320	3,388	77,708
Total	394,094	106,830	500,924

Schedule of transaction price allocated to the remaining performance obligation

	31 Dec	31 Dec	31 Dec
	2022	2021	2020
	k€	k€	k€
Within one year	405,710	225,061	377,216
After one year	158,068	67,619	69,328